Loans Receivable and Allowance for Loan Losses (Details 8) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012 Loans	Mar. 31, 2011 Loans
Troubled debt restructurings which, during the periods indicated defaulted within twelve months of restructuring
Number of Loans	1	1
Pre-restructuring Outstanding Recorded Investment	$ 212	$ 40
Post-restructuring Outstanding Recorded Investment	$ 208	$ 40